ACCRUED EXPENSES AND OTHER LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	June 30,	December 31,
	2021	2020
Professional fees	$236,777	$—
Accrued research and development	77,552	72,906
Accrued scientific advisory board fees	60,032	60,032
Other accrued liabilities	37,580	52,807
Deferred grant revenue	—	159,047
Total accrued expenses and other liabilities	$411,941	$344,792

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2020	2019
Accrued research and development	$72,906	$1,141,727
Deferred grant revenue	159,047	279,808
Accrued scientific advisory board fees	60,032	58,794
Other accrued liabilities	52,807	11,331
Total accrued expenses and other liabilities	$344,792	$1,491,660